Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Schedule of Outstanding Balances Between the Group and the Parent Company, Other Shareholders, Associates and Other Related Parties (Detail) - ARS ($)
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade accounts receivable		$ 29,095,607
Other receivables	$ 9,087,814
Accounts payable	(268,100,226)	(407,248,388)
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts payable	(70,721,829)	(4,019,486)
Loma Negra Holding GmbH [member]
Disclosure of transactions between related parties [line items]
Other receivables	4,897,103
Cimpor Trading e Inversiones S.A. [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable		8,620,086
Other receivables	4,190,711
Accounts payable	(8,021,979)	(287,626,698)
InterCement Portugal, S.A. [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable		20,475,521
Accounts payable	$ (189,356,958)	(94,704,178)
Sacopor S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts payable		$ (20,898,026)